Interest and Inflation Indexation Revenue and Expenses - Schedule of Interest and Inflation Indexation (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortized cost
Rights by resale agreements	$ 5,295	$ 4,601	$ 5,984
Debt financial instruments	24,229	77,164	48,997
Loans to banks	38,172	73,707	169,594
Commercial loans	1,494,442	1,676,751	1,811,305
Residential mortgage loans	913,432	963,465	917,259
Consumer loans	838,403	830,351	795,349
Other financial instruments	48,271	75,014	64,980
Financial assets at fair value through other comprehensive income
Debt financial instruments	150,021	194,846	355,478
Other financial instruments	474	397	1,023
Income of accounting hedges on interest rate risk	(103,155)	(125,237)	(125,304)
Total	3,409,584	3,771,059	4,044,665
Interest [Member]
Financial assets at amortized cost
Rights by resale agreements	5,295	4,601	5,984
Debt financial instruments	12,291	50,831	21,605
Loans to banks	38,172	73,707	169,594
Commercial loans	1,238,418	1,358,243	1,490,550
Residential mortgage loans	461,354	416,119	371,043
Consumer loans	837,482	829,034	793,499
Other financial instruments	45,884	71,561	62,137
Financial assets at fair value through other comprehensive income
Debt financial instruments	127,227	169,950	327,081
Other financial instruments	474	397	1,023
Income of accounting hedges on interest rate risk	(32,489)	(34,046)	(30,633)
Total	2,734,108	2,940,397	3,211,883
UF indexation [Member]
Financial assets at amortized cost
Rights by resale agreements
Debt financial instruments	11,938	26,333	27,392
Loans to banks
Commercial loans	256,024	318,508	320,755
Residential mortgage loans	452,078	547,346	546,216
Consumer loans	921	1,317	1,850
Other financial instruments	2,387	3,453	2,843
Financial assets at fair value through other comprehensive income
Debt financial instruments	22,794	24,896	28,397
Other financial instruments
Income of accounting hedges on interest rate risk	(70,666)	(91,191)	(94,671)
Total	$ 675,476	$ 830,662	$ 832,782